Intangible Assets, Net (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Intangible Assets, Net [Abstract]
Amortization expenses	¥ 715,078	$ 102,255	¥ 666,111